Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE [Abstract]
Accounts payable
	December 31, 2013	December 31, 2012
Creditors	$ 1,194	$ 496
Brokers	1,681	1,342
Insurances	171	138
Professional and legal fees	125	114
Total accounts payable	$ 3,171	$ 2,090